SCHEDULE OF INTEREST PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest payable for Convertible Promissory Note	$ 410,548
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	12,583
Total interest payable	$ 423,131